Document and Entity Information	Oct. 02, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001053352
Document Type	8-K
Document Period End Date	Oct. 02, 2024
Entity Registrant Name	HERITAGE COMMERCE CORP
Entity Incorporation State Country Code	CA
Entity File Number	000-23877
Entity Tax Identification Number	77-0469558
Entity Address, Address Line One	224 Airport Parkway
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	(408)
Local Phone Number	947-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No Par Value
Trading Symbol	HTBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false